Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended					12 Months Ended				0 Months Ended				1 Months Ended
	Nov. 04, 2013	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 West Crest Limited [Member] CNY	Dec. 31, 2014 Class A Ordinary Shares [Member]	Dec. 31, 2013 Class A Ordinary Shares [Member]	Dec. 31, 2012 Class A Ordinary Shares [Member]	Dec. 31, 2014 Class A Ordinary Shares [Member] Prior to the Completion of the IPO on December 11, 2013 [Member]	Dec. 31, 2014 Class A Ordinary Shares [Member] IPO [Member]	Dec. 31, 2014 Class B Ordinary Shares [Member]	Dec. 31, 2013 Class B Ordinary Shares [Member]	Dec. 31, 2014 Class B Ordinary Shares [Member] Prior to the Completion of the IPO on December 11, 2013 [Member]	Dec. 31, 2013 American Depositary Shares [Member] IPO [Member] USD ($)	Nov. 30, 2014 American Depositary Shares [Member] Follow-on offering [Member] USD ($)	Dec. 31, 2014 Telstra Holdings Pty Ltd. [Member]	Jun. 27, 2008 Telstra Holdings Pty Ltd. [Member]	Jun. 23, 2008 Telstra Holdings Pty Ltd. [Member]	Dec. 31, 2014 Telstra Holdings Pty Ltd. [Member] Maximum [Member]	Dec. 31, 2014 Telstra Holdings Pty Ltd. [Member] Minimum [Member]
Class of Stock [Line Items]
Ordinary shares repurchased and treasury stock	3,856,564
Payable for repurchase of common stock		$ 0	0	227,015	0	227,015
Percentage of the Company owned by Telstra																	55.90%	55.00%	100.00%	51.00%	39.30%
Number of ordinary shares outstanding							48,777,835	36,347,496		27,354,496		61,824,328	68,788,940	68,788,940
Newly issued shares through offering											8,993,000				8,993,000	2,424,801
Proceeds from issuance of common stock		$ 97,344	603,980	863,200	0										$ 142,590	$ 97,344
Shares converted into Class A ordinary shares from Class B ordinary shares during the period							6,964,612	0	0